Offsets	Nov. 08, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Oxford Lane Capital Corp.
Form or Filing Type	N-2
File Number	333-272286
Initial Filing Date	May 31, 2023
Fee Offset Claimed	$ 22,517.35
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 204,331,676.44
Offset Note	Pursuant to the Registration Statement on Form N-2 (File No. 333-272286), which was initially filed on May 31, 2023 and amended on August 24, 2023 and October 4, 2023 (the “Prior Registration Statement”) registering the issue and sale of $1,000,000,000 of securities calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The registrant sold $795,668,323.56 of such securities under the Prior Registration Statement, leaving a balance of $204,331,676.44 of unsold securities, in respect of which the registrant paid a filing fee of $22,517.35 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) in connection with the filing of Prior Registration Statement. The registrant has terminated any offering that included the unsold securities under the Prior Registration Statement. On November 8, 2024, the registrant filed a Registration Statement on Form N-2 (File No. 333-283109) (the “Current Registration Statement”). On November 12, 2024, the registrant filed a prospectus supplement to the Current Registration Statement registering the issue and sale of $2,000,000,000 of shares of common stock calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act, pursuant a certain equity distribution agreement (the “November 2024 Prospectus Supplement”). The registrant is applying the $22,517.35 filing fee to this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Oxford Lane Capital Corp.
Form or Filing Type	N-2
File Number	333-272286
Filing Date	May 31, 2023
Fee Paid with Fee Offset Source	$ 22,517.35